UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck VIP Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 91.2%
Brazil: 10.8%

420,000	BR Malls Participacoes S.A.	$3,467,731
38,400	Cia Hering S.A.	1,669,901
210,000	Cielo S.A.	1,812,057
336,000	Diagnosticos da America S.A.	3,985,532
69,000	Drogasil S.A.	1,761,702
75,000	Hypermarcas S.A. *	1,150,709
93,000	Itau Unibanco Holding S.A. (ADR)	2,248,740
237,000	Localiza Rent a Car S.A.	3,950,000
106,000	Marisa Lojas S.A.	1,515,449
250,000	Rossi Residencial S.A.	2,350,768

		23,912,589

China / Hong Kong: 23.7%
1,350,000	Angang New Steel Co. Ltd. #	2,153,327
84,000	AsiaInfo Holdings, Inc. (USD) *	1,657,320
1,990,000	China High Precision Automation Group Ltd. * #	1,286,709
2,855,000	China Minsheng Banking Corp. Ltd. #	2,550,915
4,118,000	EVA Precision Industrial Holdings Ltd. #	2,426,393
1,390,000	Fu Ji Food & Catering Services Holdings Ltd. * #	-
2,720,000	Fushan International Energy Group Ltd. #	1,838,233
2,000,000	GZI Transportation Ltd. #	1,072,040
78,500	Home Inns & Hotels Management, Inc. (ADR) *	3,881,040
80,000	Hong Kong Exchanges and Clearing Ltd. #	1,572,782
1,150,000	Jiangxi Copper Co. Ltd. (Class H) #	2,897,980
610,000	Lianhua Supermarket Holdings Co. Ltd. #	2,466,112
603,000	L’Occitane International S.A. *	1,678,702
2,885,000	Pacific Basin Shipping Ltd. #	2,076,694
6,130,000	PCD Stores Ltd. * #	1,928,319
3,414,000	Peace Mark Holdings Ltd. * #	-
615,000	Ports Design Ltd. #	1,694,331
9,822,490	Qin Jia Yuan Media Services Co. Ltd. #	1,693,851
14,200,000	Renhe Commercial Holdings Co. Ltd. #	2,652,626
17,205,000	REXLot Holdings Ltd. #	1,636,262
730,000	Shimao Property Holdings Ltd. #	1,208,890
3,080,000	SJM Holdings Ltd. #	3,520,720
3,870,000	Soho China Ltd. #	2,741,709
216,500	Tencent Holdings Ltd. #	4,715,531
246,300	Tian An China Investment Co. Ltd. #	166,923
204,000	Tsingtao Brewery Co. Ltd. #	1,175,540
720,000	Yanzhou Coal Mining Co. Ltd. #	1,755,829

		52,448,778

India: 7.8%
350,000	Crompton Greaves Ltd. #	2,442,291
75,000	Financial Technologies India Ltd. #	1,921,874
1,050,000	Gujarat NRE Coke Ltd. #	1,442,452
1,282,400	Hirco Plc (GBP) * #	1,695,053
95,000	Housing Development & Infrastructure Ltd. * #	547,808
300,000	Mundra Port & Special Economic Zone Ltd. #	1,118,726
539,000	Rolta India Ltd. #	1,943,196
187,769	Shriram Transport Finance Co. Ltd. #	3,241,780
140,000	Sintex Industries Ltd.	1,197,329
120,000	Tata Steel Ltd. #	1,744,722

		17,295,231

Indonesia: 3.5%
8,000,000	Adaro Energy Tbk PT #	1,814,029
6,600,000	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT *	1,153,613
1,770,000	Bank Rakyat Indonesia Tbk PT #	1,981,859
5,700,000	Mitra Adiperkasa Tbk PT #	1,436,520
3,375,000	Perusahaan Gas Negara PT #	1,454,293

		7,840,314

Israel: 0.4%
182,500	Queenco Leisure International Ltd. (GDR) * § 144A	844,619

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Kazakhstan: 2.4%
108,350	Eurasian Natural Resources Corp. (GBP) #	1,565,466
136,000	Halyk Savings Bank of Kazakhstan (GDR) * # Reg S	1,167,115
60,000	Kazakhstan Kagazy Plc (GDR) * §	9,000
510,300	Kazakhstan Kagazy Plc (GDR) * § 144A	76,545
140,000	KazMunaiGas Exploration (GDR) # Reg S	2,481,069

		5,299,195

Malaysia: 1.0%
1,650,000	AirAsia Bhd * #	1,202,003
945,400	CB Industrial Product Holding Bhd #	1,100,443

		2,302,446

Mexico: 3.2%
258,700	Banco Compartamos, S.A. de C.V.	1,647,457
95,000	First Cash Financial Services, Inc. (USD) *	2,636,250
1,427,200	Genomma Lab Internacional, S.A. de C.V. *	2,740,771

		7,024,478

Panama: 1.0%
42,500	Copa Holdings S.A. (Class A) (USD)	2,291,175

Philippines: 1.1%
6,800,000	Alliance Global Group, Inc. #	1,387,408
9,250,000	Megaworld Corp. #	466,612
19,400,000	Megaworld Corp. Warrants (PHP 1.00, expiring 12/14/14) *	557,001

		2,411,021

Poland: 1.4%
710,000	International Personal Finance Plc (GBP) #	3,011,978

Russia: 6.2%
480,000	Aeroflot - Russian Airlines OJSC	1,041,621
223,000	Globaltrans Investment Plc (GDR) Reg S	3,384,406
55,000	Lukoil (ADR)	3,134,475
127,000	Novorossiysk Sea Trade Port (GDR) # Reg S	1,207,455
72,000	Pharmstandard (GDR) * # Reg S	1,591,877
797,000	Sberbank RF #	2,216,181
29,000	X5 Retail Group N.V. (GDR) * #	1,162,851

		13,738,866

Singapore: 1.7%
2,110,000	CSE Global Ltd. #	1,717,135
1,448,181	Noble Group Ltd. #	2,081,268

		3,798,403

South Africa: 4.3%
75,000	African Rainbow Minerals Ltd. #	1,803,061
50,000	Naspers Ltd. #	2,439,887
240,000	Spar Group Ltd. #	3,196,871
126,114	Standard Bank Group Ltd. #	2,001,834

		9,441,653

South Korea: 10.7%
82,000	Celltrion, Inc. * #	1,608,916
174,500	Cheil Worldwide, Inc. #	2,077,535
17,000	Hyundai Department Store Co. Ltd. #	2,056,478
21,800	Hyundai Mobis Co. Ltd. #	4,913,679
9,100	Lotte Shopping Co. #	3,798,058
36,000	Samsung Card Co. #	1,812,404
3,600	Samsung Electronics Co. Ltd. #	2,451,634
6,100	Shinsegae Co. Ltd. #	3,219,935
80,000	Woongjin Thinkbig Co. Ltd. #	1,757,123

		23,695,762

Taiwan: 5.7%
2,100,000	Alpha Networks, Inc. #	1,801,138
620,000	China Ecotek Corp. #	992,238
880,000	Chroma ATE, Inc. #	2,095,392
905,000	Faraday Technology Corp. #	1,746,113
65,760	Hon Hai Precision Industry Co. Ltd. #	246,626

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

620,000	President Chain Store Corp. #	2,671,567
550,800	Taiwan Hon Chuan Enterprise Co. Ltd. #	1,069,831
170,000	Young Fast Optoelectronics Co. Ltd. #	1,940,663

		12,563,568

Thailand: 3.0%
320,000	Bangkok Bank PCL #	1,643,601
65,000	Banpu PCL #	1,533,590
2,650,000	Tisco Financial Group PCL #	3,385,898

		6,563,089

Turkey: 2.6%
1,121,356	Sinpas Gayrimenkul Yatirim Ortakligi A.S. * #	1,524,576
400,000	Turk Hava Yollari * #	1,633,628
275,000	Turkiye Halk Bankasi A.S. #	2,537,636

		5,695,840

United Kingdom: 0.7%
50,000	Standard Chartered Plc #	1,435,725

Total Common Stocks (Cost: $159,538,763)		201,614,730

PREFERRED STOCKS: 5.2%
Brazil: 5.2%
170,000	Anhanguera Educacional Participacoes S.A.	3,014,185
325,000	Banco ABC Brasil S.A. *	3,092,494
197,064	Vale S.A. *	5,399,462

Total Preferred Stocks (Cost: $5,282,602)		11,506,141

MONEY MARKET FUND: 2.0%
(Cost: $4,476,978)
4,476,978	AIM Treasury Portfolio - Institutional Class	4,476,978

Total Investments: 98.4% (Cost: $169,298,343)		217,597,849
Other assets less liabilities: 1.6%		3,520,902

NET ASSETS: 100.0%		$221,118,751

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
PHP	Philippine Peso
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $149,770,817 which represents 67.7% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $930,164 which represents 0.4% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $921,164, or 0.4% of net assets.

Restricted securities held by the Fund as of September 30, 2010 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Kazakhstan Kagazy Plc (GDR) § 144A	07/19/2007	510,300	$2,551,500	$76,545	0.0%
Queenco Leisure International Ltd. (GDR) § 144A	07/03/2007	182,500	3,481,828	844,619	0.4

			$6,033,328	$921,164	0.4%

The aggregate cost of investments owned for Federal income tax purposes is $174,048,844 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$66,051,454

Gross Unrealized Depreciation	(22,502,449)

Net Unrealized Appreciation	$43,549,005

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

Contracts to Deliver		In Exchange for		Maturity Dates	Net Unrealized Appreciation / (Depreciation)

HKD	596,805	USD	76,919	10/04/10	$—

Currency type abbreviations:

HKD	Hong Kong Dollar

USD	United States Dollar

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	7.2%	$15,649,564

Communications	7.4	16,142,384

Consumer, Cyclical	20.8	45,353,258

Consumer, Non-cyclical	14.6	31,724,890

Diversified	2.1	4,666,006

Energy	6.4	13,999,675

Financial	24.9	54,081,708

Industrial	9.3	20,269,142

Technology	4.5	9,779,951

Utilities	0.7	1,454,293

Money Market Fund	2.1	4,476,978

	100.0%	$217,597,849

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Brazil	$23,912,589	$—	$—	$23,912,589

China / Hong Kong	7,217,062	45,231,716	—	52,448,778

India	1,197,329	16,097,902	—	17,295,231

Indonesia	1,153,613	6,686,701	—	7,840,314

Israel	844,619	—	—	844,619

Kazakhstan	85,545	5,213,650	—	5,299,195

Malaysia	—	2,302,446	—	2,302,446

Mexico	7,024,478	—	—	7,024,478

Panama	2,291,175	—	—	2,291,175

Philippines	557,001	1,854,020	—	2,411,021

Poland	—	3,011,978	—	3,011,978

Russia	7,560,502	6,178,364	—	13,738,866

Singapore	—	3,798,403	—	3,798,403

South Africa	—	9,441,653	—	9,441,653

South Korea	—	23,695,762	—	23,695,762

Taiwan	—	12,563,568	—	12,563,568

Thailand	—	6,563,089	—	6,563,089

Turkey	—	5,695,840	—	5,695,840

United Kingdom	—	1,435,725	—	1,435,725

Preferred Stocks:

Brazil	11,506,141	—	—	11,506,141

Money Market Fund	4,476,978	—	—	4,476,978

Total	$67,827,032	$149,770,817	$—	$217,597,849

See Note to Schedule of Investments

Van Eck VIP Emerging Markets Fund
Note to Schedule of Investments
September 30, 2010 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Emerging Markets Fund

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jan F. van Eck, Chief Executive Officer, Van Eck VIP Emerging Markets Fund

Date: November 29, 2010

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: November 29, 2010